Note 5 - Loans, Net of Allowance for Credit Losses - Portfolio Analysis (Details) - Loans [member] - CAD ($) $ in Thousands	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Loans, gross	$ 3,405,091	$ 3,405,091	$ 2,979,880		$ 2,442,204
Allowance for credit losses	(2,526)	(2,526)	(1,904)	$ (1,533)	(1,533)
Accrued interest		16,890	14,702		9,605
Total loans, net of allowance for credit losses		3,419,455	2,992,678		2,450,276
Point of sale loans and leases [member]
Statement Line Items [Line Items]
Loans, gross	2,538,917	2,538,917	2,220,894		1,610,336
Allowance for credit losses	(59)	(57)	(54)	(40)	(36)	$ (45)
Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Loans, gross	807,828	807,828	710,369		782,274
Allowance for credit losses	(627)	(583)	(545)	(419)	(370)	(275)
Commercial real estate loans [member]
Statement Line Items [Line Items]
Loans, gross	11,996	11,996	13,165		14,065
Allowance for credit losses	(1,767)	(1,591)	(1,287)	(1,049)	(1,045)	(1,114)
Public sector and other financing [member]
Statement Line Items [Line Items]
Loans, gross	46,350	46,350	35,452		35,529
Allowance for credit losses	$ (73)	$ (58)	$ (18)	$ (25)	$ (4)	$ (19)